Hamilton Lane Private Secondary Fund

Consolidated Schedule of Investments

June 30, 2026 (Unaudited)

Investments - 102.6%	Footnotes	Investment Type	Acquisition Date	Cost	Fair Value
Secondary Investments - 83.5%^
Secondary Funds - 83.5%
Asia - 5.2%
Diversified - 5.2%
Interstellar Bridge Holdings Pte., Ltd.	*1,3	Limited Partnership Interest	3/31/2026	$5,094,220	$6,896,548
Multiples Plenty Private Equity GIFT Fund	*1,2,3	Limited Partnership Interest	5/14/2025	3,552,427	3,556,041
Riverside Australia Fund III, L.P.	*1,2,3,4	Limited Partnership Interest	3/31/2026	5,828,852	7,200,598
Riverside Australia Fund III Co-Investment III, L.P.	*1,2,3,4	Limited Partnership Interest	3/31/2026	5,895,749	8,464,792
Total Diversified					26,117,979
Total Asia					26,117,979

North America - 55.3%
Diversified - 43.8%
Accel-KKR Capital Partners CV IV, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	2,772,646	3,311,629
Accel-KKR Capital Partners V, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	2,624,691	3,255,220
Accel-KKR Capital Partners VI, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	4,045,000	4,651,361
Accel-KKR Capital Partners VII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	1,247,798	1,360,598
Accel-KKR Growth Capital Partners III, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	2,819,369	3,202,715
Accel-KKR Growth Capital Partners IV, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	3,364,514	3,775,844
Advent International GPE IX-G, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,280,848	1,248,602
AH American Dynamism Fund I, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	93,629	119,604
AH Parallel Fund III, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	135,557	329,424
AH Parallel Fund IV, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	151,554	202,612
AH Parallel Fund V, L.P.	*1,3	Limited Partnership Interest	7/7/2025	536,707	1,177,763
AKKR Isosceles CV, L.P.	*1,2,3	Limited Partnership Interest	6/26/2025	4,093,113	4,691,260
American Securities Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	3/27/2026	1,448,281	2,590,701
Andreessen Horowitz Fund II Annex, L.P.	*1,3	Limited Partnership Interest	7/7/2025	33,778	44,706
Andreessen Horowitz Fund II, L.P.	*1,3	Limited Partnership Interest	7/7/2025	31,422	41,947
Andreessen Horowitz Fund III, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	893,023	2,121,452
Andreessen Horowitz Fund IV, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	326,646	382,491
Andreessen Horowitz Fund V, L.P.	*1,3	Limited Partnership Interest	7/7/2025	615,200	1,065,631
Andreessen Horowitz Fund VI, L.P.	*1,3	Limited Partnership Interest	7/7/2025	627,567	975,217
Andreessen Horowitz Fund VII, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	247,179	471,988
Andreessen Horowitz Fund VIII, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	231,885	609,355
Andreessen Horowitz Fund IX - AI Applications, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	46,998	67,854
Andreessen Horowitz Fund IX - AI Infrastructure, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	62,398	120,615
Andreessen Horowitz LSV Fund I, L.P.	*1,3	Limited Partnership Interest	7/7/2025	399,688	788,834
Andreessen Horowitz LSV Fund II, L.P.	*1,3	Limited Partnership Interest	7/7/2025	419,949	697,328
Andreessen Horowitz LSV Fund III, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	347,517	759,500
Andreessen Horowitz LSV Fund IV, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	272,779	437,743
Andreessen Horowitz Seed Fund I, L.P.	*1,2,3	Limited Partnership Interest	7/7/2025	95,315	254,919
Apollo Investment Fund IX, L.P.	*1,2,3	Limited Partnership Interest	1/2/2025	1,480,152	1,640,805
Apollo Investment Fund IX, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	1/2/2025	200,893	235,688
Audax Private Equity Fund V, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	468,714	464,949
Audax Private Equity Fund VI, L.P.	*1,3	Limited Partnership Interest	12/30/2025	1,190,001	1,588,023
Audax Private Equity Fund VII, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	1,048,029	1,255,379
Bain Capital Fund XI, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	232,897	240,566
Bain Capital Fund XII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	1,006,155	758,542
Bain Capital Fund XII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2026	517,622	924,766
Bain Capital Fund XIII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	1,077,673	1,202,416
Bain Capital Fund XIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2026	1,906,617	2,020,088
Bain Capital Fund X, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	88,265	90,108
Bain Capital Fund X, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2026	91,449	168,761
Banner Capital Fund I, L.P.	*1,2,3	Limited Partnership Interest	6/6/2025	4,306,326	7,302,745
Banner Capital Fund I-A, L.P.	*1,2,3	Limited Partnership Interest	6/6/2025	714,476	1,260,065
Berkshire Fund X, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	1,694,473	1,786,524
Clayton Dubilier & Rice Fund X, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	898,113	1,156,792
Clayton Dubilier & Rice Fund XII, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	2,932,638	3,331,924
Clayton Dubilier & Rice Fund XII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/30/2025	728,998	888,342
Court Square Capital Partners III, L.P.	*1,2,3	Limited Partnership Interest	3/27/2026	1,741,923	1,397,427
Crestview Partners III CV-A, L.P.	*1,2,3	Limited Partnership Interest	3/31/2025	2,988,008	5,307,977
DST Opportunities V Access Offshore L.P.	*1,2,3	Limited Partnership Interest	4/30/2026	2,339,883	2,687,301
EQT IX SCSp	*1,2,3,4	Limited Partnership Interest	6/1/2025	1,026,215	1,155,162
ForgePoint Cybersecurity Fund II, L.P.	*1,3	Limited Partnership Interest	6/30/2025	4,768,869	8,300,890
Francisco Partners IV, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	494,899	487,167
Francisco Partners V, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	1,288,048	1,568,071
Francisco Partners VI, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	2,049,074	2,687,001
Francisco Partners VII, L.P.	*1,2,3	Limited Partnership Interest	12/30/2025	659,098	713,584
General Atlantic Investment Partners 2017, L.P.	*1,2,3	Limited Partnership Interest	3/31/2026	700,610	973,942
General Atlantic Investment Partners 2021, L.P.	*1,2,3	Limited Partnership Interest	3/31/2026	3,365,514	4,496,967
Genstar Capital Partners X, L.P.	*1,2,3	Limited Partnership Interest	6/27/2025	1,641,453	1,740,058
Genstar Capital Partners IX, L.P.	*1,2,3	Limited Partnership Interest	6/27/2025	1,522,334	1,416,739
Green Equity Investors VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,079,078	1,283,776
Green Equity Investors VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	769,486	940,472
Green Equity Investors VIII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,600,129	3,239,142
Green Equity Investors X, L.P.	*1,3	Limited Partnership Interest		-	-
Hellman & Friedman Capital Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	3,271,081	3,006,579
Hellman & Friedman Capital Partners VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	791,210	878,349
Hellman & Friedman Capital Partners VIII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	38,151	42,352
Hellman & Friedman Capital Partners IX, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	5,436,795	5,980,711
Hellman & Friedman Capital Partners IX, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	3,874,191	4,281,066
Hellman & Friedman Capital Partners IX, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	9/30/2025	1,443,511	1,758,813
Hellman & Friedman Capital Partners IX, L.P. - Fourth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,795,073	3,167,367
Hellman & Friedman Capital Partners X, L.P.	*1,2,3	Limited Partnership Interest	9/30/2025	1,049,958	1,357,355
H.I.G. Europe Capital Partners III, L.P.	*1,2,3,4	Limited Partnership Interest	12/30/2025	757,900	819,984
Insight Partners XII, L.P.	*1,2,3	Limited Partnership Interest	3/27/2026	3,593,045	5,053,458
Kelso Investment Associates X, L.P.	*1,2,3	Limited Partnership Interest	3/27/2026	3,823,438	5,190,377
KKR Americas Fund XII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,231,960	1,522,678
KKR Americas Fund XII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	606,588	753,033
KKR Americas Fund XII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	675,720	690,593
Lee Equity Partners Fund III, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	3,600,088	3,776,778
Lee Equity Partners Fund IV, L.P.	*1,2,3	Limited Partnership Interest	6/30/2026	1,240,549	1,326,361
Leeds Equity Partners VI, L.P.	*1,2,3	Limited Partnership Interest	3/31/2026	766,959	939,359
Leeds Equity Partners VII, L.P.	*1,2,3	Limited Partnership Interest	3/31/2026	744,807	922,462
Leeds Equity Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	3/31/2026	49,302	60,255
Leeds Equity Partners VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest		-	-
Madison Dearborn Capital Partners VII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	193,673	227,348
Madison Dearborn Capital Partners VII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,811,991	3,369,115
Madison Dearborn Capital Partners VII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	641,126	752,600
Madison Dearborn Capital Partners VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	965,006	937,043
Madison Dearborn Capital Partners VIII, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	12/31/2024	257,285	250,345
Madison Dearborn Capital Partners VIII, L.P. - Third Commitment	*1,2,3	Limited Partnership Interest	6/30/2025	225,204	217,120
Madison Dearborn Capital Partners VIII, L.P. - Fourth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	2,727,553	2,911,754
Madison Dearborn Capital Partners VIII, L.P. - Fifth Commitment	*1,2,3	Limited Partnership Interest	12/31/2025	827,272	797,458
Madison Dearborn Capital Partners IX, L.P.	*1,2,3	Limited Partnership Interest	2/20/2026	1,296,918	1,395,527
MidOcean Torque, L.P.	*1,2,3	Limited Partnership Interest	4/30/2026	10,697,460	11,029,519
New Mountain Partners VI, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,243,806	1,301,506
Permira VII, L.P.	*1,2,3,4	Limited Partnership Interest	6/30/2025	713,821	753,497
Platinum Equity Capital Partners V, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	927,363	874,690
Providence Equity Partners VIII-A, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	477,719	510,819
Providence Equity Partners VIII-A, L.P. - Second Commitment	*1,2,3	Limited Partnership Interest	10/1/2025	12,056,250	13,945,341
PSG Sequel, L.P.	*1,2,3	Limited Partnership Interest	1/31/2025	2,666,090	3,217,551
Roark Capital Partners III, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,078,064	1,466,117
Roark Capital Partners IV, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	1,706,688	2,556,043
Roark Capital Partners VII, L.P.	*1,2,3	Limited Partnership Interest	6/30/2025	-	-
Sixth Cinven Fund, L.P.	*1,2,3,4	Limited Partnership Interest	6/30/2025	377,646	209,657
Stone Point Fund VIII, L.P.	*1,2,3	Limited Partnership Interest	12/31/2025	2,829,027	3,150,870
The Resolute III Continuation Fund, L.P.	*1,2,3	Limited Partnership Interest	9/27/2024	2,318,707	2,632,756
Thoma Bravo Fund XII, L.P.	*1,2,3	Limited Partnership Interest	6/1/2025	205,716	198,085
Thoma Bravo Fund XV, L.P.	*1,2,3	Limited Partnership Interest	12/31/2024	1,630,560	1,828,202
Vic SPV LLC	*1,2,3,5	Limited Partnership Interest	9/30/2025	9,641,757	18,458,646
Total Diversified					217,988,611

Financials - 0.8%
MDCP Co-Investors (Mobius), L.P.	*1,3	Limited Partnership Interest	12/31/2025	867,926	787,503
MDCP Co-Investors (Tango), L.P.	*1,3	Limited Partnership Interest	12/31/2025	1,222,938	1,474,986
MDCP Insurance SPV, L.P.	*1,2,3	Limited Partnership Interest	12/31/2025	1,504,914	1,871,639
Total Financials					4,134,128

Healthcare - 0.5%
BlackRock Sapphire POF, L.P.	*1,2,3	Limited Partnership Interest	9/27/2024	1,419,506	2,504,443
Total Healthcare					2,504,443

Industrials - 3.5%
Levine Leichtman Capital Partners VII, L.P.	*1,2,3	Limited Partnership Interest	12/11/2024	79,716	84,642
LLCP LMM Acquisition Fund, L.P.	*1,2,3	Limited Partnership Interest	11/20/2024	2,048,533	2,692,477
OIP Lightning, L.P.	*1,2,3	Limited Partnership Interest	12/9/2025	10,963,561	14,574,632
Total Industrials					17,351,751

Information Technology - 6.7%
A Capital Partners II, L.P.	*1,3	Limited Partnership Interest	12/22/2025	7,500,000	14,071,071
Summit Partners Reinvestment Fund II-B, L.P.	*1,2,3	Limited Partnership Interest	1/29/2026	11,799,693	15,653,627
Zapier, Inc.	*1,2,3	Limited Partnership Interest	5/22/2026	3,376,712	3,428,270
Total Information Technology					33,152,968
Total North America					275,131,901

Oceania - 2.7%
Diversified - 2.7%
TPG Asia VII, L.P.	*1,2,3	Limited Partnership Interest	1/1/2026	8,314,886	13,447,390
Total Diversified					13,447,390
Total Oceania					13,447,390

Western Europe - 20.3%
Consumer Goods- 0.6%
L Catterton Europe IV Aggregator, SLP	*1,3,4	Limited Partnership Interest	11/25/2024	1,352,127	2,291,228
L Catterton Europe V, SLP	*1,2,3,4	Limited Partnership Interest	3/11/2025	378,674	462,077
Total Consumer Goods					2,753,305

Diversified- 17.3%
Ardian Buyout Fund VII	*1,2,3,4	Limited Partnership Interest	3/27/2026	3,799,126	5,052,661
Argos Wityu Mid-Market VIII 1 SCSp	*1,2,3,4	Limited Partnership Interest	12/4/2025	11,560,330	13,259,938
Bregal Unternehmerkapital II, SCSp	*1,2,3,4	Limited Partnership Interest	7/8/2025	5,253,113	6,033,276
CVC Capital Partners Strategic Opportunities II, L.P.	*1,2,3,4	Limited Partnership Interest	7/1/2025	3,687,317	4,871,695
CVC Capital Partners VII, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2024	724,730	800,099
CVC Capital Partners VIII, L.P.	*1,2,3,4	Limited Partnership Interest	7/1/2025	372,822	481,960
CVC Capital Partners VIII, L.P. - Second Commitment	*1,2,3,4	Limited Partnership Interest	12/31/2025	3,462,114	4,163,432
Eighth Cinven Fund, L.P.	*1,2,3,4	Limited Partnership Interest	3/31/2026	1,022,987	1,170,853
Equistone Partners Europe Fund VI, L.P.	*1,2,3,4	Limited Partnership Interest	3/27/2026	593,098	794,149
H.I.G. Europe Middle Market LBO Fund II	*1,2,3,4	Limited Partnership Interest	2/11/2026	863,357	945,974
H.I.G. Europe Middle Market LBO Fund II, L.P.	*1,2,3,4	Limited Partnership Interest	12/30/2025	22,812	40,357
Levine Leichtman Capital Partners Europe II SCSp	*1,2,3,4	Limited Partnership Interest	6/13/2025	4,457,412	5,697,897
MCP Cont. Fund II Coöperatief U.A.	*1,2,3,4	Limited Partnership Interest	9/25/2025	3,454,132	3,669,822
Montagu V, L.P.	*1,2,3,4	Limited Partnership Interest	3/27/2026	1,580,117	2,131,596
Montagu VII, L.P.	*1,2,3,4	Limited Partnership Interest	5/13/2026	111,668	99,647
Norvestor SPV III SCSp	*1,2,3,4	Limited Partnership Interest	9/6/2024	2,827,009	3,859,216
Permira 6 CF SCSp	*1,2,3,4	Limited Partnership Interest		-	-
Seventh Cinven Fund L.P.	*1,2,3,4	Limited Partnership Interest	3/31/2026	2,785,379	3,296,868
TDR Capital IV, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2025	1,189,327	1,772,208
TDR Capital V, L.P.	*1,2,3,4	Limited Partnership Interest	12/31/2025	2,065,566	2,761,679
Verdane Lif Continuation I (D1) AB	*1,2,3,4	Limited Partnership Interest	5/6/2026	13,637,930	13,480,747
VIP III, L.P.	*1,2,3,4	Limited Partnership Interest	9/6/2024	2,234,402	2,486,062
VIP III, L.P. - Second Commitment	*1,2,3,4	Limited Partnership Interest	3/31/2026	2,575,734	3,368,430
VIP V SCSp	*1,2,3,4	Limited Partnership Interest	10/18/2024	403,207	507,752
VIP V SCSp - Second Commitment	*1,2,3,4	Limited Partnership Interest	3/31/2026	1,162,068	1,734,096
Vitruvian Investment Partners IV, L.P.	*1,2,3,4	Limited Partnership Interest	3/31/2026	2,769,710	3,685,314
Total Diversified					86,165,728

Industrials- 2.4%
Latour Gutor Continuation Fund FPCI	*1,2,3,4	Limited Partnership Interest	2/12/2026	12,354,660	12,199,151
Total Industrials					12,199,151
Total Western Europe					101,118,184
Total Secondary Funds (Cost $329,360,752)					415,815,454

	Interest rate	Principal Value	Shares	Cost	Fair Value
Short Term Investments - 19.1%
UMB Bank, Money Market Special	0.01%[6]	9,998,338	N/A	$9,998,338	$9,998,338
UMB Bank, Money Market II Special Deposit Investment	3.43%[6]	85,323,558	N/A	85,323,558	85,323,558
Total Short Term Investments (Cost $95,321,896)					95,321,896

Total Investments (Cost $424,682,648)					511,137,350
Liabilities in excess of other assets - (2.6%)					(13,207,445)
Total Net Assets - 100%					$497,929,905

^	Investments do not issue shares except where listed. Investments do not allow redemptions or withdrawals except at discretion of its general partner, manager or advisor.
*	Investment is non-income producing.
[1]	Restricted Security. Investments generally issued in private placement transactions and as such generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Consolidated Schedule of Investments. Total fair value of restricted investments as of June 30, 2026 was $415,815,454, or 83.5% of net assets.
[2]	Investment has been committed to but has not been fully funded by the Fund.
[3]	All or a portion of this security is held through HL PSF Splitter LLC.
[4]	Foreign security denominated in U.S. Dollars.
[5]	Affiliated security.
[6]	The rate is the annualized seven-day yield at year end.

See accompanying Notes to Consolidated Schedule of Investments.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS

June 30, 2026 (Unaudited)

Note 1 – Fair Value of Financial Instruments

The Hamilton Lane Private Secondary Fund (the “Fund”) values its investments at fair value in accordance with FASB ASC 820, Fair Value Measurement (“ASC 820”). The fair value of the Fund’s assets which qualify as financial instruments approximates the carrying amounts presented in the Consolidated Statement of Assets and Liabilities.

Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Investment Company Act”) (“Rule 2a-5”), establishes requirements for determining fair value in good faith for purposes of the Investment Company Act. Rule 2a-5 permits fund boards to designate certain parties to perform fair value determinations, subject to board oversight and certain other conditions. Rule 2a-5 also defines when market quotations are “readily available” for purposes of the Investment Company Act and the threshold for determining whether a fund must fair value a security. In connection with Rule 2a-5, the SEC adopted related recordkeeping requirements and rescinded previously issued guidance, including with respect to the role of a board in determining fair value and the accounting and auditing of fund investments. Effective October 15, 2024, and pursuant to the requirements of Rule 2a-5, the Fund’s board of trustees (the “Board”) designated Hamilton Lane Advisors, L.L.C. (the “Adviser”), as its valuation designee (in such capacity, the “Valuation Designee”) to perform fair value determinations and approved new valuation procedures for the Fund.

The Fund’s investments are generally not publicly traded, and thus, market quotations are not available to be used for valuation purposes. Therefore, the Adviser is required to value these investments at estimated fair values, using present value and other subjective valuation techniques. In determining the fair value of an investment for which there are no readily available market quotations, the Valuation Designee may consider pre-acquisition and annual financial reporting summaries from a private fund, holding vehicle or other investment vehicle (collectively, a “Portfolio Fund”), comparable company factors, including fundamental analytical data relating to the investment, the nature and duration of any restriction on the disposition of the investment, the cost of the investment at the date of purchase, the liquidity of the market for the investment, the price of such investment in a meaningful private or public investment or merger or acquisition of the issuer subsequent to the Fund’s investment therein, or the per share price of the investment to be valued in recent verifiable transactions.

Certain Portfolio Funds and direct investments are valued based on the latest net asset value (“NAV”) reported by the third-party fund manager or general partner. This is commonly referred to as using NAV as a practical expedient which allows for estimation of the fair value of a private investment based on NAV or its equivalent if the NAV of the private fund is calculated in a manner consistent with ASC 946. In cases where the NAV of the private investment is not available as of the measurement date, the Valuation Designee estimates NAV based upon the most recent NAV provided from the third-party manager or general partner, as adjusted for other information available at the time the portfolio is valued. Such adjustments may include adjustments for additional capital contributions or distributions, as well as market adjustments determined by the Valuation Designee based upon the returns of public market indices and the historical alignment of such public market indices against private indices of a similar strategy to the investment.

For portfolio investments that are publicly traded and for which market quotations are available, valuations are generally based on the closing sales prices, or an average of the closing bid and ask prices, as of the valuation date.

Under the Fund’s valuation procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations and pricing to the Valuation Designee subject to the oversight of the Board. The Valuation Designee is responsible for developing the Fund’s written valuation processes and procedures, conducting periodic reviews of the valuation policies, and evaluating the overall fairness and consistent application of the valuation policies.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

Note 2 – Portfolio Valuation

ASC 820 defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the asset or liability. ASC 820 establishes a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in valuing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observation of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below:

Level I: Quoted prices (unadjusted) are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level I include listed equities.

Level II: Pricing inputs other than quoted prices available in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level II include corporate bonds and loans, and less liquid and restricted equity securities. This category also includes interests in special purpose vehicles whose fair value is predominantly attributable to investments in Level I type securities.

Level III: Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant management judgment or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level III include equity and/or debt securities issued by private entities and investments in Portfolio Funds.

The Fund has established valuation processes and procedures to ensure that the valuation techniques are fair and consistent, and valuation inputs are supportable. The Fund’s investments in Portfolio Funds are carried at fair value which generally represents the Fund’s pro-rata interest in the net assets of each Portfolio Fund as reported by the administrators and/or investment managers of the underlying Portfolio Funds. All valuations utilize financial information supplied by each Portfolio Fund and are net of management and incentive fees or allocations payable to the Portfolio Funds’ managers or pursuant to the Portfolio Funds’ agreements. The Fund’s valuation procedures require the Valuation Designee to consider all relevant information available at the time the Fund values its portfolio. The Valuation Designee has assessed factors including, but not limited to, the individual Portfolio Fund’s compliance with fair value measurements, price transparency and valuation procedures in place. The Valuation Designee will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its NAV as reported or whether to adjust such value. The underlying investments of each Portfolio Fund are accounted for at fair value as described in each Portfolio Fund’s financial statements.

The fair value relating to certain underlying investments of these Portfolio Funds, for which there is no ready market, has been estimated by the respective Portfolio Funds’ management and is based upon available information in the absence of readily ascertainable fair values and does not necessarily represent amounts that might ultimately be realized. Due to the inherent uncertainty of valuation, those estimated fair values may differ significantly from the values that would have been used had a ready market for the investments existed. These differences could be material.

Hamilton Lane Private Secondary Fund

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

June 30, 2026 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of June 30, 2026, in valuing the Fund’s assets and liabilities carried at fair value:

	Level I	Level II*	Level III	Total
Assets
Investments
Secondary Funds			$3,428,270	$3,428,270
Short Term Investments	$95,321,896	$-	$-	$95,321,896
Total Investments	$95,321,896	$-	$3,428,270	$98,750,166

*The Fund did not hold any Level II securities as of June 30, 2026.

Certain portfolio investments fair valued using net asset value (or its equivalent) as a practical expedient are not included in the fair value hierarchy. As such, investments in securities with a fair value of $412,387,184 are excluded from the fair value hierarchy as of June 30, 2026.

Note 3 – Investments in Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment in a fund that receives investment advisory services from the Adviser. Issuers that are affiliates of the Fund at period-end are noted in the Fund’s Consolidated Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in the Fund owning in excess of 5% of the outstanding shares of an affiliated issuer at period-end. The table below reflects transactions during the period with entities that are affiliates as of June 30, 2026 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end:

							Dividends and Distributions
Name of Issuer and Title of Issue	Value at March 31, 2026	Purchases	Sales Proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at June 30, 2026	Capital Gains	Income
Vic SPV, LLC (1)(2)	$16,892,439	$-	$-	$-	$1,566,207	$18,458,646	$-	$-
Total	$16,892,439	$-	$-	$-	$1,566,207	$18,458,646	$-	$-

(1)	Non-Income Producing.

(2)	The security has unfunded commitments of $1,373 as of June 30, 2026.